OTHER INCOME AND EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Other income and expenses [Abstract]
Net foreign exchange (loss)/gain		$ (47)		$ 56	$ (63)
Loss on disposal of plant and equipment		(24)		0	0
Other income		10		0	0
Total other income included in profit or loss		(61)		56	(63)
Depreciation and impairment [Abstract]
Amortisation of borrowing costs	[1]	(3,570)		0	0
Depreciation of plant and equipment	[2]	(1,524)		(13)	(21)
Impairment of plant and equipment		(545)	[3]	0	0
Impairment of exploration and evaluation assets		0		0	(520)
Total depreciation, amortization and impairment included in profit or loss		(5,639)		(13)	(541)
Employee expenses [Abstract]
Salaries and wages		(2,642)		(2,141)	(1,582)
Defined contribution plans		(74)		(58)	(64)
Termination benefits		(32)		(23)	(2)
Travel expenses		(306)		(161)	(400)
Other employee expenses		(565)		(575)	(289)
Employment expenses included in profit or loss		(3,619)		(2,958)	(2,337)
Share-based payment expenses included in profit or loss		(1,504)		(2,298)	(674)
Total employment expenses included in profit or loss		(5,123)		$ (5,256)	$ (3,011)
Principal repayment of debt		18,400
Remaining balance of unamortized borrowing costs		$ 3,600

[1]	During the year, the Group fully repaid its previous project loan facility from Macquarie Bank Limited by making a principal repayment of US$18.4 million. Upon extinguishment of the project loan facility, the remaining balance of unamortized borrowing costs, amounting to US$3.6 million (including non-cash share-based payments), were expensed through profit or loss.
[2]	No depreciation is recognized in respect of 'mine development properties' until 'commercial production' has been achieved. At June 30, 2019, the Group determined that 'commercial production' at the Poplar Grove Mine had not yet been reached. Refer to Note 1(h) for further details. Depreciation of 'mine plant and equipment' and 'other plant and equipment' commences once the relevant asset is ready for intended use.
[3]	An impairment loss of approximately US$545,000 has been recognized in respect of 'mine plant and equipment' for fiscal 2019, relating to storm damage to the raw and clean coal radial stackers. The repair and rebuild costs are expected to be covered under existing insurance arrangements.